Reinsurance - Narrative (Details) - Subsequent Event	1 Months Ended
Jan. 31, 2019 agreement
Effects of Reinsurance [Line Items]
Number of reinsurance contracts entered into	2
Four years reinsurance agreement with unrelated insurer	4 years